Condensed Consolidated Statements of Comprehensive Income (Loss) Unaudited ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	$ 109,062	¥ 739,996	¥ 1,477,619
Cost of revenues	(82,875)	(562,316)	(1,086,467)
Gross profit	26,187	177,680	391,152
Operating expenses
Research and development expenses	(14,157)	(96,059)	(89,313)
Selling and marketing expenses	(16,147)	(109,556)	(129,034)
General and administrative expenses	(6,102)	(41,401)	(63,029)
Total operating expenses	(36,406)	(247,016)	(281,376)
Other income, net	2,742	18,604	9,071
Income from operations	(7,477)	(50,732)	118,847
Interest income and short-term investment income, net	2,134	14,479	18,687
Income before income tax expenses	(5,343)	(36,253)	137,534
Income tax expenses	1,398	9,486	(17,006)
Net income (loss) from operations	(3,945)	(26,767)	120,528
Net income (loss) from operations	(3,945)	(26,767)	120,528
Net (loss) income	(3,945)	(26,767)	120,528
Less: Net (loss) income attributable to the non-controlling interest shareholders	(71)	(481)	133
Net (loss) income attributable to ordinary shareholders of the Company	(3,874)	(26,286)	120,395
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(2,082)	(14,124)	(3,875)
Total comprehensive (loss) income attributable to ordinary shareholders of the Company	$ (5,956)	¥ (40,410)	¥ 116,520
Net income (loss) per share attributable to ordinary shareholders of the Company
-Basic | (per share)	$ (0.02)	¥ (0.13)	¥ 0.59
-Diluted | (per share)	$ (0.02)	¥ (0.13)	¥ 0.58
Weighted average number of ordinary shares used in calculating net income (loss) per share
-Basic	201,065,185	201,065,185	203,856,436
-Diluted	201,065,185	201,065,185	205,865,093
Related Party [Member]
Net revenues:
Total net revenues	$ 98,177	¥ 666,138	¥ 1,360,966
Operating expenses
Selling and marketing expenses | ¥		(19,512)	(28,056)
Nonrelated Party [Member]
Net revenues:
Total net revenues	$ 10,885	¥ 73,858	¥ 116,653